Shareholders’ equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Shareholders’ equity	Shareholders’ equity
Ordinary Shares
    Each holder of ordinary shares is entitled to one vote per ordinary share and to receive dividends when and if such dividends are recommended by the board of directors and declared by the shareholders.  As of December 31, 2022, the Company has not declared any dividends.
The Company have obtained shareholder approval to allot additional ordinary shares for a period of five years from June 2022 (being the date on which the Company's shareholders, at the Company's Annual General Meeting of Shareholders, approved an ordinary resolution containing the relevant authorization), up to a maximum nominal amount of $8,400, which authorization will need to be renewed upon expiration (i.e., at least every five years) but may be sought more frequently for additional five-year terms (or any shorter period).
As of December 31, 2022, the Company’s issued capital share consisted of 173,074,510 ordinary shares, with a nominal value of $0.000042 per share, (ii) 34,425 deferred shares, with a nominal value of £0.00001 per share, (iii) 88,893,548 B deferred shares, with a nominal value of £0.00099 per share and (iv) one C deferred share, with a nominal value of £0.000008. Each issued share has been fully paid.
Initial Public Offering and Impact of Corporate Reorganization
On June 18, 2018, Autolus Therapeutics Limited re-registered as a public limited company and its name was changed from Autolus Therapeutics Limited to Autolus Therapeutics plc.
On June 26, 2018, the Company closed its IPO.  In the IPO, the Company sold an aggregate of 10,147,059 ADSs representing the same number of ordinary shares at a public offering price of $17.00 per ADS, which included the full exercise by the underwriters of their option to purchase additional ADSs. Net proceeds were approximately $156.5 million, after deducting underwriting discounts, and commissions and offering expenses paid by the Company of $16.0 million. Upon the closing of the IPO, each separate class of ordinary shares of Autolus Therapeutics plc was converted into a single class of ordinary shares of Autolus Therapeutics plc as described further below.
Prior to the Company’s June 2018 reorganization and IPO, the Company had issued series A preferred shares, ordinary B shares, and ordinary C shares to fund its operations and upon the completion of the IPO, the different classes of shares were converted into a single class of ordinary shares on a 3.185-for-1 basis and created various classes of deferred shares.
The following deferred share classes were created:
Deferred Shares - The 34,425 deferred shares, aggregate nominal value less than $1.00, existed in Autolus Limited and were re-created in Autolus Therapeutics plc as part of the share exchange to place Autolus Therapeutics as the ultimate parent entity. The Company was required to replicate the shares to ensure the existing share has the correct nominal value to ensure stamp duty mirroring relief is available on the subsequent share for share exchange. These deferred shares have no voting rights.
Deferred B Shares - The deferred shares were the product of the reorganization of the series A preferred shares and ordinary B shares into ordinary shares. The nominal residual value was utilized by management as the required £50,000 of share capital to re-register Autolus Therapeutics Limited as Autolus Therapeutics plc. The resulting 88,893,548 deferred shares, aggregate nominal value of $118,000, is presented as a separate class of equity on the balance sheet and statement of shareholder’s equity. These deferred B shares have no voting rights.
Deferred C Share - The deferred share, nominal value less than $1.00, was created when the shares in the Company were redenominated from pounds sterling to U.S. Dollars as part of the capital reduction to deal with rounding issues that would otherwise have unbalanced the company’s nominal share capital. This deferred C share has no voting rights.
April 2019 public offering
On April 15, 2019, the Company completed an underwritten public offering of 4,830,000 ADSs representing 4,830,000 ordinary shares, at a public offering price of $24.00 per ADS, which includes an additional 630,000 ADSs issued upon the exercise in full of the underwriters’ option to purchase additional ADSs.  Aggregate net proceeds to the Company, after underwriting discounts and offering expenses, were $108.8 million.
January 2020 public offering
On January 27, 2020, the Company completed an underwritten public offering of 7,250,000 ADSs representing 7,250,000 ordinary shares, at a public offering price of $11.00 per ADS.  Aggregate net proceeds to the Company, after underwriting discounts and offering expenses, were $74.0 million.
February 2021 public offering
On February 12, 2021, the Company completed an underwritten public offering of 14,285,715 ADSs representing 14,285,715 ordinary shares at a public offering price of $7.00 per ADS. In addition, the underwriters exercised their right to purchase an additional 2,142,857 ADSs representing 2,142,857 ordinary shares, at a public offering price of $7.00 per ADS. Aggregate net proceeds to the Company, after underwriting discounts and offering expenses, were $106.9 million.
Blackstone Securities Purchase Agreement
On November 6, 2021, pursuant to the Securities Purchase Agreement (the “Blackstone Securities Purchase Agreement”), the Company sold 17,985,611 ADSs, representing 17,985,611 ordinary shares, at a private placement price of $5.56 per ADS to BXLS V - Autobahn L.P, ("Blackstone") resulting in gross proceeds of $100 million. Aggregate net proceeds to the Company after, offering expenses, were $98.0 million. Net allocated consideration based on relative fair value after deducting direct and allocated shared transaction costs relating to the issuance of ADSs, were $91.6 million. For further details of the Blackstone Agreements, see Note 8, “Liability related to future royalties and sales milestones, net" and Note 9." Warrants".
December 2022 public offering
In December 2022, the Company completed an underwritten public offering of 81,927,012 ADSs representing 81,927,012 ordinary shares, which includes the partial exercise by the underwriters to purchase an additional 6,927,012 ADSs, at a public offering price of $2.00 per ADS. Aggregate net proceeds to the Company, after underwriting discounts and offering expenses, were $152.4 million.
Open Market Sale Agreement
In September 2020, the Company entered into an Open Market Sale Agreement, or the Sales Agreement, with Jefferies LLC, or Jefferies, under which the Company may, at its option, offer and sell ADSs having an aggregate offering price of up to $100.0 million from time to time through Jefferies, acting as sales agent. Any such sales made through Jefferies can be made by any method that is deemed an “at-the-market offering” as defined in Rule 415 promulgated under the Securities Act, or in other transactions pursuant to an effective shelf registration statement on Form F-3. The Company agreed to pay Jefferies a commission of 3.0% of the gross proceeds of any sales of ADSs sold pursuant to the Sales Agreement. During the year ended December 31, 2021, the Company issued an aggregate of 3,787,972 ADSs under the Sales Agreement for net proceeds, after underwriting discounts and offering expenses of $29.6 million. There were no similar sales in 2022.